Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Warrant [Member]
Issuance of cost			$ 204
Number of Ordinary Shares [Member]
Issuance of cost	$ 248	$ 174